Share-based compensation - Time Restricted Stock Units - Changes in TRSUs (Details) - Time Restricted Stock Units	6 Months Ended
Jun. 30, 2026 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as at the beginning | shares	206,495
Balance as at the beginning, Weighted average fair value at grant date | $ / shares	$ 16.17
TRSUs granted during the year (in shares) | shares	145,690
TRSUs granted during the year, Weighted average fair value at grant date | $ / shares	$ 16.74
TRSUs vested during the year (in shares) | shares	(114,776)
TRSUs vested during the year, Weighted average fair value at grant date | $ / shares	$ (14.6)
Balance as at the end (none of which are vested) | shares	237,409
Balance as at the end (none of which are vested), Weighted average fair value at grant date | $ / shares	$ 13.56